CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2024, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2025	From 01/01/2026 to 12/31/2026	From 01/01/2027 to 12/31/2027	From 01/01/2028 to 12/31/2028	From 12/31/2029 onwards
Financial indebtedness (1)	859,736,345	-	96,159,545	42,982,800	42,982,800	42,982,800	634,628,400
Purchase obligations (2)	38,710,031	-	33,753,415	4,435,665	520,951	-	-
Financial Leases	14,796,029	-	8,496,477	5,432,722	866,830	-	-
Total	913,242,405	-	138,409,437	52,851,187	44,370,581	42,982,800	634,628,400
(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.